Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of associates [line items]
Current assets		$ 153,059		$ 159,473
Non-current assets		354,930		398,201
Current liabilities		89,602		88,952
Non-current liabilities		329,387		345,261
Net assets		507,989		557,674
Revenues		82,665		69,286		$ 67,907
Net income / (loss)		(28,497)		19,185		3,622
Total comprehensive income / (loss)		(29,060)		30,864		7,671
Cash of operating activities		17,874		16,897		16,547
Cash of investing activities		7,383		(22,077)		(4,634)
Cash of financing activities		(18,006)		(2,805)		$ 4,244
Quality Invest [Member]
Disclosure of associates [line items]
Current assets	[1]	17		7
Non-current assets	[1]	3,443		4,387
Current liabilities	[1]	83		100
Non-current liabilities	[1]	806		1,008
Net assets	[1]	$ 2,571		$ 3,286
% of ownership interest held	[1]	50.00%		50.00%
Interest in associates / joint ventures	[1]	$ 1,286		$ 1,643
Goodwill and others	[1]	22		22
Book value	[1]	1,308		1,665
Revenues	[1],[2]	25		22
Net income / (loss)	[1],[2]	(816)		1,227
Total comprehensive income / (loss)	[1],[2]	(816)		1,227
Dividend distribution	[1],[2]
Cash of operating activities	[1],[2]	(87)		(138)
Cash of investing activities	[1],[2]
Cash of financing activities	[1],[2]	87		138
Net increase / (decrease) in cash and cash equivalents	[1],[2]
Mehadrin [Member]
Disclosure of associates [line items]
Current assets		8,319		9,905
Non-current assets		10,718		8,813
Current liabilities		9,143		7,561
Non-current liabilities		2,602		3,855
Net assets		$ 7,292		$ 7,302
% of ownership interest held	[3]	45.41%		45.41%		45.41%
Interest in associates / joint ventures		$ 3,311		$ 3,317
Goodwill and others		79		218
Book value		3,390		3,535
Revenues	[2]	12,125		11,277
Net income / (loss)	[2]	542		534
Total comprehensive income / (loss)	[2]	573		541
Dividend distribution	[2]
Cash of operating activities	[2]	470		615
Cash of investing activities	[2]	(194)		40
Cash of financing activities	[2]	(883)		(110)
Net increase / (decrease) in cash and cash equivalents	[2]	(607)		545
BHSA [Member]
Disclosure of associates [line items]
Current assets		61,440	[4]	56,183
Non-current assets		22,832	[4]	24,827
Current liabilities		62,630	[4]	44,697
Non-current liabilities		10,696	[4]	28,560
Net assets		$ 10,496	[4]	$ 7,753
% of ownership interest held		29.91%	[4],[5]	29.91%	[6]	30.66%	[6]
Interest in associates / joint ventures		$ 2,754	[4]	$ 2,319
Goodwill and others		360	[4]	2,784
Book value		3,114	[4]	5,103
Revenues	[2]	17,006	[4]	12,300
Net income / (loss)	[2]	1,698	[4]	2,054
Total comprehensive income / (loss)	[2]	1,698	[4]	2,054
Dividend distribution	[2]	250	[4]	200
Cash of operating activities	[2]	7,940	[4]	2,602
Cash of investing activities	[2]	(2,041)	[4]	(79)
Cash of financing activities	[2]	(5,044)	[4]	(821)
Net increase / (decrease) in cash and cash equivalents	[2]	1,689	[4]	1,702
PBEL [Member]
Disclosure of associates [line items]
Current assets		2,220		3,057
Non-current assets		597		650
Current liabilities		442		909
Non-current liabilities		8,486		8,506
Net assets		$ (6,111)		$ (5,708)
% of ownership interest held		45.00%		45.00%
Interest in associates / joint ventures		$ (2,750)		$ (2,569)
Goodwill and others		4,135		4,201
Book value		1,385		1,632
Revenues	[2]	9		8
Net income / (loss)	[2]	(182)		(552)
Total comprehensive income / (loss)	[2]	(223)		(548)
Dividend distribution	[2]
Cash of operating activities	[2]	40		(76)
Cash of investing activities	[2]	167		397
Cash of financing activities	[2]	(214)		(345)
Net increase / (decrease) in cash and cash equivalents	[2]	(7)		(24)
Shufersal [member]
Disclosure of associates [line items]
Current assets		36,202		34,198
Non-current assets		62,604		60,060
Current liabilities		38,278		37,450
Non-current liabilities		38,338		34,381
Net assets		$ 22,190		$ 22,427
% of ownership interest held		26.02%	[7]	33.56%	[8]		[8]
Interest in associates / joint ventures		$ 5,774		$ 7,527
Goodwill and others		10,328		12,329
Book value		16,102		19,856
Revenues	[2]	115,894		94,100
Net income / (loss)	[2]	2,214		1,847
Total comprehensive income / (loss)	[2]	2,202		(118)
Dividend distribution	[2]	1,713		708
Cash of operating activities	[2]	3,119		5,906
Cash of investing activities	[2]	(8,067)		(7,587)
Cash of financing activities	[2]	977		4,569
Net increase / (decrease) in cash and cash equivalents	[2]	$ (3,971)		$ 2,888

[1]	In March 2011, Quality acquired an industrial plant located in San Martin, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Information under GAAP applicable in the associate and joint ventures' jurisdiction.
[3]	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
[4]	Information under BCRA Standards except for the book value of the interest in the associate, goodwill and others.
[5]	BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. Share market value is Ps. 6.65 per share. The effect of Treasury shares was considered.
[6]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 17.15 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
[7]	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
[8]	Share market value as of June 30, 2018 is NIS 2.24 per share.